INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement Table [Table]
PROFIT (LOSS) FOR THE PERIOD	$ 326,049	$ (51,366)	$ 601,348	$ 27,784
Other comprehensive profit (loss) to be reclassified to profit or loss in subsequent periods:
Unrealized gain (loss) on translation of foreign operations	(2,351)	(349)	4,961	794
Unrealized gain on translation of foreign operations from discontinued operations		363		789
Gain on translation of foreign operations disposed and reclassified to Interim Condensed Consolidated Statements of Income (Loss)				833
Other comprehensive income, net of tax, exchange differences on translation	(2,351)	14	4,961	2,416
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	323,698	(51,352)	606,309	30,200
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	323,695	(51,236)	606,369	30,313
Non-controlling interest	3	(116)	(60)	(113)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	$ 323,698	$ (51,352)	$ 606,309	$ 30,200